Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) Per Share
Net income (loss) for the year	$ 12,551	$ (34,916)
Net income (loss) for the year - basic	12,551	(34,916)
Gain on financial derivative liability - convertible notes	(27,686)	12,952
Net loss for the year - diluted	$ (15,135)	$ (34,916)
Basic- - Weighted average number of shares outstanding	32,646,906	27,753,182
Effect of dilutive securities	$ 8,116,480
Diluted - adjusted weighted average number of shares outstanding	40,763,386	27,753,182
Income (Loss) Per Share - Basic	$ 0.38	$ (1.26)
Income (Loss) Per Share - Diluted	$ (0.37)	$ (1.26)